Taxation	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Taxation	Taxation

	December 31,
	2022	2021	2020
	£’000	£’000	£’000
Current tax
UK current tax on loss for the year	(20,459)	(6,706)	(2,074)
Overseas taxation on loss for the year	13	37	—
Adjustments in respect of prior year	(26)	(12)	(22)
	(20,472)	(6,681)	(2,096)
Deferred tax
Origination and reversal of timing differences	(870)	(279)	—
Effect of tax rate change on opening balance	(565)	—	—
Total deferred tax benefit	(1,435)	(279)	—
Income tax benefit	(21,907)	(6,960)	(2,096)

Loss on ordinary activities before tax	(140,635)	(56,191)	(24,379)
Normal applicable rate of tax	19%	19%	19%
Loss on ordinary activities multiplied by normal rate	(26,721)	(10,676)	(4,632)
Effects of:
Fixed asset differences	(693)	(181)	—
Other permanent differences	(3,727)	—	—
Expenses not deductible for tax purposes	7,304	3,831	510
Income not deductible for tax purposes	—	(1)	(1)
Additional deduction for R&D expenditure	(15,503)	(5,185)	(1,536)
Surrender of tax losses for R&D tax credit refund	6,496	2,173	644
R&D expenditure credits	480	295	73
Adjustments to tax charge in respect of previous periods	(26)	(12)	(22)
Adjustments for foreign tax	(395)	(435)	—
Effects of changes in tax rates	—	—	—
Deferred tax not recognised	10,878	3,231	2,868
Income tax benefit	(21,907)	(6,960)	(2,096)
12.Taxation (continued)
Factors that may affect future tax charges:
In the Budget 2020, the government announced that the corporation tax main rate (for all profits except ring fence profits) for the years ended April 1, 2020 and 2021 would remain at 19%. In the Spring Budget 2021, the UK Government announced that from April 1, 2023 the corporation tax rate would increase to 25% (rather than remaining at 19%, as previously enacted). This new law was substantively enacted on May 24 2021 and as such taken into account in calculating the deferred tax assets and liabilities disclosed in note 23. In the Autumn Statement in November 2022, the government confirmed the increase in corporation tax rate to 25% from April 2023 will go ahead.
The Group currently surrenders losses relating to eligible UK research and development expenses for a cash rebate of up to 33.35% under the UK SME scheme. The SME Programme cash rebate rate will reduce to 18.6% for qualifying research and development expenditure incurred on or after April 1,2023, unless the Group qualifies as “R&D intensive” for an accounting period, in which case the cash rebate that may be claimed will be 26.97% of qualifying expenditure.